Summary of material accounting policies	12 Months Ended
Sep. 30, 2024
Disclosure Of Material Accounting Policies [Abstract]
Summary of material accounting policies	Summary of material accounting policies
BASIS OF CONSOLIDATION
The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated on consolidation.
Subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed or has right to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the relevant activities of the entity. Subsidiaries are fully consolidated from the date of acquisition and continue to be consolidated until the date control over the subsidiaries ceases.
BASIS OF MEASUREMENT
The consolidated financial statements have been prepared on a historical cost basis, except for certain financial assets and liabilities, which have been measured at fair value as described below.
USE OF JUDGEMENTS AND ESTIMATES
The preparation of the consolidated financial statements requires management to make judgements and estimates that affect the reported amounts of assets, liabilities, equity and the accompanying disclosures at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Because the use of judgements and estimates is inherent in the financial reporting process, actual results could differ.
Significant judgements and estimates about the future and other major sources of estimation uncertainty at the end of the reporting period could have a significant risk of causing a material adjustment to the carrying amounts of the following within the next financial years: revenue recognition, deferred tax assets, estimated losses on revenue-generating contracts, goodwill impairment, right-of-use assets, business combinations, provisions for uncertain tax treatments and litigation and claims.
The judgements, apart from those involving estimations, that have the most significant effect on the amounts recognized in the consolidated financial statements are:
Revenue recognition of multiple deliverable arrangements
Assessing whether the deliverables within an arrangement are separate performance obligations requires judgement by management. A deliverable is identified as a separate performance obligation if the customer benefits from it on its own or together with resources that are readily available to the customer and if it is separately identifiable from the other deliverables in the contract. The Company assesses if the deliverables are separately identifiable in the context of the contract by determining if the deliverables are integrated into a combined output, one or more deliverables significantly modify or customize others, or if the deliverables are highly interdependent or interrelated. If any of these factors are met, the deliverables are treated as a combined performance obligation.
3. Summary of material accounting policies (continued)
USE OF JUDGEMENTS AND ESTIMATES (CONTINUED)
Deferred tax assets
Deferred tax assets are recognized for unused tax losses to the extent that it is probable that taxable income will be available against which the losses can be utilized. Management judgement is required concerning uncertainties that exist with respect to the timing of future taxable income required to recognize a deferred tax asset. The Company recognizes an income tax benefit only when it is probable that the tax benefit will be realized in the future. In making this judgement, the Company relies on forecasts and the availability of future tax planning strategies.
A description of estimates is included in the respective sections within the Notes to the Consolidated Financial Statements.
REVENUE RECOGNITION, WORK IN PROGRESS AND DEFERRED REVENUE
The Company generates revenue through the provision of managed IT and business process services, business and strategic IT consulting and systems integration services, and intellectual property (IP) business solutions as described in Note 1, Description of business.
The Company provides services and products under arrangements that contain various pricing mechanisms. The Company accounts for a contract or a group of contracts when the following criteria are met: the parties to the contract have approved the contract in which their rights, their obligations and the payment terms have been identified, the contract has commercial substance, and the collectability of the consideration is probable.
A contract modification is a change in the scope or price of an existing revenue-generating customer contract. The Company accounts for a contract modification as a separate contract when the scope of the contract increases because of the addition of promised performance obligations and the price of the contract increases by an amount of consideration that reflects its stand-alone selling prices. When the contract is not accounted for as a separate contract, the Company recognizes an retrospective adjustment to revenue on the existing contract as at the date of the contract modification or, if the remaining products and services are distinct performance obligations, the Company recognizes the remaining consideration prospectively.
Revenue is recognized when or as the Company satisfies a performance obligation by transferring a promise of good or service to the customer and are measured at the amount of consideration the Company expects to be entitled to receive, including variable consideration, such as, performance-based consideration, discounts, volume rebates and service-level penalties. Variable consideration is estimated and is included only to the extent it is highly probable that a significant adjustment to revenue recognized will not occur. In making this judgement, management will consider all information available at the time (historical, current and forecasted), the Company’s knowledge of the client or the industry, the type of services to be delivered and the specific contractual terms of each arrangement.
Revenue from sales of third party vendor's products, such as software licenses, hardware or services is recorded on a gross basis when the Company is a principal to the transaction and is recorded net of costs when the Company is acting as an agent between the client and vendor. To determine whether the Company is a principal or an agent, it evaluates whether control is obtained of the products or services before they are transferred to the client. This is often demonstrated when the Company provides significant integration of the products and services from a third party vendor into the Company's products and services delivered to the client. Other factors considered include whether the Company has the primary responsibility for providing the product or service, has inventory risk before the specified good or service has been transferred to a client, or after transfer of control to a client, and has discretion establishing the selling price.
Relative stand-alone selling price
The Company’s arrangements often include a mix of the services and products as described below. If an arrangement involves the provision of multiple performance obligations, the total arrangement value is allocated to each performance obligations based on its relative stand-alone selling price. When estimating the stand-alone selling price of each performance obligations, the Company maximizes the use of observable prices which are established using the Company’s prices for same or similar deliverables. When observable prices are not available, the Company estimates stand-alone selling prices based on its best estimate.
3. Summary of material accounting policies (continued)
REVENUE RECOGNITION, WORK IN PROGRESS AND DEFERRED REVENUE (CONTINUED)
Relative stand-alone selling price (continued)
The best estimate of the stand-alone selling price is the price at which the Company would normally expect to offer the services or products and is established by considering a number of internal and external factors including, but not limited to, geographies, the Company’s pricing policies, internal costs and margins. Additionally, in certain circumstances, the Company may apply the residual approach when estimating the stand-alone selling price of software license products, for which the Company has not yet established the price or has not previously sold on a stand-alone basis.
As an incentive, upon client contract signature, the Company may provide discounts. These incentives are considered in the allocation of the relative stand-alone selling price of the performance obligations.
The appropriate revenue recognition method is applied for each performance obligation as described below.
Managed IT and business process services
Revenue from managed IT and business process services arrangements is generally recognized over time as the services are provided at the contractual billings, which corresponds with the value provided to the client, unless there is a better measure of performance or delivery.
Business and strategic IT consulting and systems integration services
Revenue from business and strategic IT consulting and systems integration services under time and material arrangements is recognized over time as the services are rendered, and revenue under cost-based arrangements is recognized over time as reimbursable costs are incurred. Contractual billings of such arrangements correspond with the value provided to the client, and therefore revenues are generally recognized when amounts become billable.
Revenue from business and strategic IT consulting and systems integration services under fixed-fee arrangements is recognized using the percentage-of-completion method over time, as the Company has no alternative use for the asset created and has an enforceable right to payment for performance completed to date. The Company primarily uses labour costs to measure the progress towards completion. This method relies on estimates of total expected labour costs, which are compared to labour costs incurred to date, to arrive at an estimate of the progress to completion which determines the percentage of revenue earned to date. Factors considered in the estimates include: changes in scope of the contracts, delays in reaching milestones, complexities in project delivery, availability and retention of qualified IT professionals and/or the ability of the subcontractors to perform their obligation within agreed upon budget and timeframes. Management regularly reviews underlying estimates of total expected labour costs.
Software licenses and Software-as-a-Service (SaaS)
CGI offers its intellectual property (IP) solutions as well as third party solutions in the form of software license arrangements. Most of these arrangements include other services such as implementation, customization and maintenance. For these types of arrangements, revenue from a software license, when identified as a performance obligation, is recognized at a point in time upon delivery. Otherwise when the software is significantly customized, integrated or modified, it is combined with the implementation and customization services and is accounted for as described in the business and strategic IT consulting and systems integration services section above. Revenue from maintenance services for software licenses sold is recognized straight-line over the term of the maintenance period.
CGI also provides its IP solutions in the form of SaaS where the customer cannot terminate the hosting contract and take possession of the software without significant penalty. SaaS are part of the managed IT and business process services offering where revenue is generally recognized over time as the services are provided. Transition activities to bring clients to the SaaS platforms, including hosting set-up and customization, that are not considered distinct performance obligations are capitalized as transition costs and amortized over the service period.
3. Summary of material accounting policies (continued)
REVENUE RECOGNITION, WORK IN PROGRESS AND DEFERRED REVENUE (CONTINUED)
Work in progress and deferred revenue
Amounts recognized as revenue in excess of billings are classified as work in progress. Amounts received in advance of the performance of services or delivery of products are classified as deferred revenue. Work in progress and deferred revenue are presented net on a contract by-contract basis. During the year ended September 30, 2024, the revenues recognized from the short-term deferred revenue was not significantly different than what was presented as at September 30, 2023.
CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of unrestricted cash and short-term investments having a maturity of three months or less from the date of purchase.
SHORT-TERM INVESTMENTS
Short-term investments, comprise generally of term deposits, have remaining maturities over three months, but not more than one year, at the date of purchase.
FUNDS HELD FOR CLIENTS AND CLIENTS’ FUNDS OBLIGATIONS
In connection with the Company’s payroll, tax filing and claims services, the Company collects funds for payment of payroll, taxes and claims, temporarily holds such funds until payment is due, remits the funds to the clients’ employees, appropriate tax authorities or claims holders, files tax returns and handles related regulatory correspondence and amendments. The funds held for clients include cash, short-term investments and long-term bonds. The Company presents the funds held for clients and related obligations separately. Funds held for clients are classified as current assets since these funds are held solely for the purpose of satisfying the clients’ funds obligations, which will be repaid within one year of the consolidated balance sheet date. The market fluctuations affect the fair value of the long-term bonds. Due to those fluctuations, funds held for clients might not equal to the clients' funds obligations.
Interest income earned and realized gains and losses on the disposal of short-term investments and long-term bonds are recorded in revenue in the period that the income is earned, as the collecting, holding and remitting of these funds are critical components of providing these services.
PROPERTY, PLANT AND EQUIPMENT (PP&E)
PP&E are recorded at cost and are depreciated over their estimated useful lives using the straight-line method.

Buildings	10 to 40 years
Leasehold improvements	Lesser of the useful life or lease term
Furniture, fixtures and equipment	3 to 10 years
Computer equipment	3 to 5 years
LEASES
When the Company enters into contractual agreements with suppliers, an assessment is performed to determine if the contract contains a lease. The Company identified lease agreements under the following categories: Properties, Motor vehicles and others, as well as Computer equipment.
The Company identifies a lease if it conveys the right to control the use of an identified asset for a specific period in exchange for a determined consideration. At inception, a right-of-use asset for the underlying asset and corresponding lease liability are presented in the consolidated balance sheet measured on a present value basis except for short-term leases (expected term of 12 months or less) and leases with low value underlying asset for which payments are recorded as an expense on a straight-line basis over the lease term.
The right-of-use assets are measured at initial lease liabilities adjusted by lease payments made before the commencement date, indirect costs and lease incentives received. The right-of-use assets are depreciated on a straight-line basis over the expected lease term of the underlying asset.
3.Summary of material accounting policies (continued)
LEASES (CONTINUED)
Lease liabilities are measured at present value of non-cancellable payments of the expected lease term, which are mostly made of fixed payments of rent; variable payments that are based on an index or a rate; amounts expected to be payable as residual value guarantees and extension or termination option if reasonably certain to be exercised.
Non-lease components, mostly made of fixed maintenance fees and property tax are excluded from the lease liabilities. Payments are recorded as an expense over the lease term as part of property costs.
The Company estimates the lease term in order to calculate the value of the lease liability at the initial date of the lease. Management uses judgement to determine the appropriate lease term based on the conditions of each lease. Lease extension or termination options are only considered in the lease term if it is reasonably certain of being exercised. Factors evaluated include value of leasehold improvements required and any potential incentive to take the option.
Discount rate used in the present value calculation is the incremental borrowing rate unless the implicit interest rate in the lease can be readily determined. The Company estimates the incremental borrowing rate for each lease or portfolio of leased assets, as most of the implicit interest rates in the leases are not readily determinable. To calculate the incremental borrowing rate, the Company considers its creditworthiness, the term of the arrangement, any collateral received and the economic environment at the lease date.
The lease liabilities are subsequently adjusted by interest which is recorded as part of net finance costs as well as from lease payments made.
Furthermore, lease liabilities are remeasured (along with the corresponding adjustment to the right-of-use asset), whenever the following situations occur:
–a modification in the lease term or a change in the assessment of an option to extend, purchase or terminate the lease, for which the lease liability is remeasured by discounting the revised lease payments using a revised discount rate; and
–a modification in the residual guarantees or in future lease payments due to a change of an index or rate tied to the payments, for which the lease liability is remeasured by discounting the revised lease payments using the initial discount rate determined when setting up the liability.
In addition, upon partial or full termination of a lease, the difference between the carrying amounts of the lease liability and the right-of-use asset is recorded in the consolidated statements of earnings.
CONTRACT COSTS
Contract costs are comprised primarily of transition costs incurred to implement long-term managed IT and business process services contracts, including SaaS, as well as incentives.
Transition costs
Transition costs consist mostly of costs associated with the installation of systems and processes, conversion of the client’s applications to the Company’s platforms incurred after the award of managed IT and business process services contracts, including SaaS hosting set-up and customization. Transition costs are comprised essentially of labour costs consisting of employee compensation and related fringe benefits. Labour costs also include subcontractor costs.
Incentives
Occasionally, incentives are granted to clients upon the signing of managed IT and business process services contracts. These incentives are granted in the form of cash payments.
Amortization of contract costs
Contract costs are amortized using the straight-line method over the period services are provided. Amortization of transition costs is included in costs of services, selling and administrative and amortization of incentives is recorded as a reduction of revenue.
3.Summary of material accounting policies (continued)
CONTRACT COSTS (CONTINUED)
Impairment of contract costs
When a contract is not expected to be profitable, the estimated loss is first applied to impair the related capitalized contract costs. The excess of the expected loss over the capitalized contract costs is recorded as onerous revenue-generating contracts in provisions. If at a future date the contract returns to profitability, the estimated losses on revenue-generating contracts must be reversed first, and if there is still additional projected profitability then any capitalized contract costs that were impaired must be reversed. The reversal of the impairment loss is limited so that the carrying amount does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no impairment loss been recognized for the contract costs in prior years.
INTANGIBLE ASSETS
Intangible assets consist of software, business solutions and client relationships. Software and business solutions are recorded at cost. Software internally developed is capitalized when it meets specific capitalization criteria related to technical and financial feasibility and when the Company demonstrates its ability and intention to use it. Business solutions developed internally and marketed are capitalized when they meet specific capitalization criteria related to technical, market and financial feasibility. Software, business solutions and client relationships acquired through business combinations are initially recorded at their fair value based on the present value of expected future cash flows, which involves estimates, such as the forecasting of future cash flows and discount rates.
Amortization of intangible assets
The Company amortizes its intangible assets using the straight-line method over their estimated useful lives.

Software	1 to 8 years
Business solutions	3 to 10 years
Client relationships and backlog	5 to 7 years
IMPAIRMENT OF PP&E, RIGHT-OF-USE ASSETS, INTANGIBLE ASSETS AND GOODWILL
Timing of impairment testing
The carrying values of PP&E, right-of-use assets, intangible assets and goodwill are reviewed for impairment when events or changes in circumstances indicate that the carrying value may be impaired. The Company assesses at each reporting date whether any such events or changes in circumstances exist. The carrying values of intangible assets not available for use are tested for impairment annually as at September 30. Goodwill is also tested for impairment annually during the fourth quarter of each fiscal year.
Impairment testing
If any indication of impairment exists or when annual impairment testing for an asset is required, the Company estimates the recoverable amount of the asset or cash-generating unit (CGU) to which the asset relates to determine the extent of any impairment loss. The recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use (VIU) to the Company. The Company mainly uses the VIU. In assessing the VIU, estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In determining fair value less costs of disposal, recent market transactions are taken into account, if available. If the recoverable amount of an asset or a CGU is estimated to be less than its carrying amount, the carrying amount is reduced to its recoverable amount. An impairment loss is recognized immediately in the consolidated statements of earnings.
3. Summary of material accounting policies (continued)
IMPAIRMENT OF PP&E, RIGHT-OF-USE ASSETS, INTANGIBLE ASSETS AND GOODWILL (CONTINUED)
Impairment testing (continued)
Goodwill acquired through business combinations is allocated to the CGU or group of CGUs that are expected to benefit from acquired work force and synergies of the related business combination. The group of CGUs that benefit from the acquired work force and synergies correspond to the Company’s operating segments. For goodwill impairment testing purposes, the group of CGUs that represents the lowest level within the Company at which management monitors goodwill is the operating segment level.
The recoverable amount of each operating segment has been determined based on the VIU calculation which includes estimates about their future financial performance based on cash flows approved by management covering a period of five years. Key assumptions used in the VIU calculations are the pre-tax discount rate applied and the long-term growth rate of net operating cash flows. In determining these assumptions, management has taken into consideration the current economic environment and its resulting impact on expected growth and discount rates. The cash flow projections reflect management’s expectations of the segment's operating performance and growth prospects in the operating segment’s market. The pre-tax discount rate applied to an operating segment is derived from the weighted average cost of capital (WACC). Management considers factors such as country risk premium, risk-free rate, size premium and cost of debt to derive the WACC. Impairment losses relating to goodwill cannot be reversed in future periods.
For impaired assets, other than goodwill, an assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company estimates the recoverable amount of the asset. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the recoverable amount of the asset since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of earnings.
LONG-TERM FINANCIAL ASSETS
Long-term financial assets are comprised mainly of deferred compensation plan assets and long-term investments bonds which are presented as long-term based on management’s intentions.
BUSINESS COMBINATIONS
The Company accounts for its business combinations using the acquisition method. Under this method, the consideration transferred is measured at fair value. Acquisition-related and integration costs associated with the business combination are expensed as incurred or when a present legal or constructive obligation exists. The Company recognizes goodwill as the excess of the cost of the acquisition over the net identifiable tangible and intangible assets acquired and liabilities assumed at their acquisition-date fair values. The goodwill recognized is composed of the future economic value associated to acquired work force and synergies with the Company’s operations which are primarily due to reduction of costs and new business opportunities. Management makes assumptions when determining the acquisition-date fair values of the identifiable tangible and intangible assets acquired and liabilities assumed which involve estimates, such as the forecasting of future cash flows, discount rates and the useful lives of the assets acquired. Subsequent changes in fair values are recorded as part of the purchase price allocation and therefore result in corresponding goodwill adjustments if they qualify as measurement period adjustments. The measurement period is the period between the date of acquisition and the date where all significant information necessary to determine the fair values is available, not to exceed 12 months. All other subsequent changes in judgements and estimates are recognized in the consolidated statements of earnings.
3. Summary of material accounting policies (continued)
EARNINGS PER SHARE
Basic earnings per share is based on the weighted average number of shares outstanding during the period. Diluted earnings per share is determined using the treasury stock method to evaluate the dilutive effect of performance share units (PSUs), stock options and restricted share units (RSUs).
RESEARCH AND SOFTWARE DEVELOPMENT COSTS
Research costs are charged to earnings in the period in which they are incurred, net of related tax credits. Development costs related to software and business solutions are charged to earnings in the period they are incurred, net of related tax credits, unless they meet specific capitalization criteria related to technical, market and financial feasibility as described in the Intangible assets section above.
TAX CREDITS
The Company follows the income approach to account for research and development (R&D) and other tax credits, whereby tax credits are recorded when there is a reasonable assurance that the assistance will be received and that the Company will comply with all relevant conditions. Under this method, tax credits related to operating expenditures are recorded as a reduction of the related expenses and recognized in the period in which the related expenditures are charged to earnings. Tax credits related to capital expenditures are recorded as a reduction of the cost of the related assets. The tax credits recorded are based on management's best estimates of amounts expected to be received and are subject to audit by the taxation authorities. These estimates are reviewed each reporting period and updated, based on new information available.
INCOME TAXES
Income taxes are accounted for using the liability method of accounting.
Current income taxes are recognized with respect to the amounts expected to be paid or recovered under the tax rates and laws that have been enacted or substantively enacted at the balance sheets date.
Deferred tax assets and liabilities are determined based on deductible or taxable temporary differences between the amounts reported for consolidated financial statement purposes and tax values of the assets and liabilities using enacted or substantively enacted tax rates that will be in effect for the year in which the differences are expected to be recovered or settled. Deferred tax assets and liabilities are recognized in earnings, in other comprehensive income or in equity based on the classification of the item to which they relate.
Deferred tax assets are recognized for unused tax losses and deductible temporary differences to the extent that it is probable that taxable profit will be available against which the losses can be utilized. Once this assessment is made, the Company considers the analysis of forecasts and future tax planning strategies. Estimates of taxable profit are made based on the forecast by jurisdiction on an undiscounted basis.
The Company is subject to income tax laws in numerous jurisdictions. Judgement is required in determining the worldwide provision for income taxes as the determination of tax liabilities and assets involves uncertainties in the interpretation of complex tax regulations and requires estimates and assumptions considering the existing facts and circumstances. The Company provides for potential tax liabilities based on the most likely amount of the possible outcomes. Estimates are reviewed each reporting period and updated, based on new information available, and could result in changes to the income tax liabilities and deferred tax liabilities in the period in which such determinations are made.
3. Summary of material accounting policies (continued)
PROVISIONS
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The Company’s provisions consist of liabilities for litigation and claims provisions arising in the ordinary course of business, decommissioning liabilities for leases of office buildings, onerous revenue-generating contracts and onerous supplier contracts. The Company also records severance provisions related to specific initiatives such as cost optimization programs and the integration of its business acquisitions.
The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Provisions are discounted using a current pre-tax rate when the impact of the time value of money is material. The increase in the provisions due to the passage of time is recognized as finance costs.
The accrued litigation and legal claims provisions are based on historical experience, current trends and other assumptions that are believed to be reasonable under the circumstances. Estimates include the period in which the underlying cause of the claim occurred and the degree of probability of an unfavourable outcome.
Decommissioning liabilities pertain to leases of buildings where certain arrangements require premises to be returned to their original state at the end of the lease term. The provision is determined using the present value of the estimated future cash outflows.
Provisions for onerous revenue-generating contracts are recorded when remaining unavoidable costs of fulfilling the contract exceed the remaining estimated revenue from the contract. Management regularly reviews arrangement profitability and the underlying estimates.
Provisions for onerous supplier contracts are recorded when the unavoidable net cash flows from honoring the contract are negative. The provision represents the lowest of the costs to fulfill the contract and the penalties to exit the contract. Those are generally related to non-lease components of vacated leased premises.
Severance provisions are recognized when a detailed formal plan identifies the business or part of the business concerned, the location and number of employees affected, a detailed estimate of the associated costs, appropriate timelines and has been communicated to those affected by it.

TRANSLATION OF FOREIGN CURRENCIES
The Company’s consolidated financial statements are presented in Canadian dollars, which is also the parent company’s functional currency. Each entity in the Company determines its own functional currency and items included in the financial statements of each entity are measured using that functional currency. Functional currency is the currency of the primary economic environment in which the entity operates.
Foreign currency transactions and balances
Revenue, expenses and non-monetary assets and liabilities denominated in foreign currencies are recorded at the rate of exchange prevailing at the transaction date. Monetary assets and liabilities denominated in foreign currencies are translated at exchange rates prevailing at the balance sheets date. Unrealized and realized translation gains and losses are reflected in the consolidated statements of earnings.
Foreign operations
For foreign operations that have functional currencies different from the Company, assets and liabilities denominated in a foreign currency are translated at exchange rates in effect at the balance sheets date. Revenue and expenses are translated at average exchange rates prevailing during the period. Resulting unrealized gains or losses on translating financial statements of foreign operations are reported in other comprehensive income.
For foreign operations with the same functional currency as the Company, monetary assets and liabilities are translated at the exchange rates in effect at the balance sheets date and non-monetary assets and liabilities are translated at historical exchange rates. Revenue and expenses are translated at average exchange rates during the period. Translation exchange gains or losses of such operations are reflected in the consolidated statements of earnings.
3. Summary of material accounting policies (continued)
SHARE-BASED PAYMENTS
Equity-settled plans
The Company operates a Share Unit Plan (Share Unit Plan) and an equity-settled stock option plans under which the Company receives services from employees, officers and directors as consideration for equity instruments. Both PSUs and RSUs can be issued under the Share Unit Plan (and are collectively referred to as “Share Units” under such Share Unit Plan).
The fair value of the PSUs and RSUs is established based on the closing price of Class A subordinate voting shares of the Company on the Toronto Stock Exchange (TSX) at the grant date. For the stock options, the fair value is established using the Black-Scholes option pricing model at the grant date. The number of PSUs, RSUs and stock options expected to vest are estimated on the grant date and subsequently revised on each reporting date. For stock options, the estimation of fair value requires making assumptions for the most appropriate inputs to the valuation model including the expected life of the option and expected stock price volatility. The fair value of share-based payments, adjusted for expectations related to performance conditions and forfeitures, are recognized as share-based payment costs over the vesting period in earnings with a corresponding credit to contributed surplus on a graded-vesting basis if they vest annually or on a straight-line basis if they vest at the end of the vesting period.
When PSUs or RSUs are exercised, the recorded fair value of PSUs or RSUs is removed from contributed surplus and credited to capital stock. When stock options are exercised, any consideration paid is credited to capital stock and the recorded fair value of the stock options is removed from contributed surplus and credited to capital stock.
Share purchase plan
The Company operates a share purchase plan for eligible employees. Under this plan, the Company matches the contributions made by employees up to a maximum percentage of the employee's salary. The Company's contributions to the plan are recognized in salaries and other employee costs within costs of services, selling and administrative.
Cash-settled deferred share units
The Company operates a deferred share unit (DSU) plan to compensate the external members of the Board of Directors. The expense is recognized within costs of services, selling and administrative for each DSU granted equal to the closing price of Class A subordinate voting shares of the Company on the TSX at the date on which DSUs are awarded and a corresponding liability is recorded in accrued compensation and employee-related liabilities. After the grant date, the DSU liability is remeasured for subsequent changes in the fair value of the Company's shares.
FINANCIAL INSTRUMENTS
All financial instruments are initially measured at their fair value and are subsequently classified either at amortized cost, at fair value through earnings (FVTE) or at fair value through other comprehensive income (FVOCI). Financial assets are classified based on the Company’s management model of such instruments and their contractual cash flows they generate. Financial liabilities are classified and measured at amortized cost, unless they are held for trading and classified as FVTE.
The Company has made the following classifications:
FVTE
Cash and cash equivalents, cash included in funds held for clients, derivative financial instruments and deferred compensation plan assets within long-term financial assets are measured at fair value at the end of each reporting period and the resulting gains or losses are recorded in the consolidated statements of earnings.
Amortized Cost
Trade accounts receivable, long-term receivables within long-term financial assets, short-term investments in funds held for clients, accounts payable and accrued liabilities, accrued compensation and employee-related liabilities, long-term debt and clients’ funds obligations are measured at amortized cost using the effective interest method. Financial assets classified at amortized cost are subject to impairment. For trade accounts receivable and work in progress, the Company applies the simplified approach to measure expected credit losses, which requires lifetime expected loss allowance to be recorded upon initial recognition of the financial assets.
3. Summary of material accounting policies (continued)
FINANCIAL INSTRUMENTS (CONTINUED)
FVOCI
Short-term investments included in current financial assets, long-term bonds included in funds held for clients and long-term investments within long-term financial assets are measured at fair value through other comprehensive income and are subject to impairment for which the Company uses the low credit risk exemption.
The unrealized gains and losses, net of applicable income taxes, are recorded in other comprehensive income. Interest income measured using the effective interest method and realized gains and losses on derecognition are recorded in the consolidated statements of earnings.
Transaction costs are comprised primarily of legal, accounting and other costs directly attributable to the acquisition or issuance of financial instruments. Transaction costs related to financial instruments other than FVTE are included in the initial recognition of the corresponding asset or liability and are amortized using effective interest method. Transaction costs related to the unsecured committed revolving credit facility are included in other long-term assets and are amortized using the straight-line method over the expected life of the underlying agreement.
Financial assets are derecognized if the contractual rights to the cash flows from the financial asset expire or the asset is transferred and the transfer qualifies for derecognition as substantially all the risks and rewards of ownership of the financial asset have been transferred.
Fair value hierarchy
Fair value measurements recognized on the balance sheets are classified in accordance with the following levels:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included in Level 1, but that are observable for the asset or liability, either directly or indirectly; and
Level 3: inputs for the asset or liability that are not based on observable market data.
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS
The Company enters into a variety of derivative financial instruments to manage its exposure to interest rate and foreign currency exchange risks.
Derivative financial instruments are initially recognized at fair value at the date the derivative contracts are entered into and are subsequently remeasured to their fair value at the end of each reporting date. The resulting gain or loss is recognized in the consolidated statements of earnings, unless the derivative is designated and is effective as a hedging instrument, in which event the timing of the recognition in the consolidated statements of earnings depends on the nature of the hedge relationship. The cash flows of the hedging instruments are classified in the same manner as the cash flows of the item being hedged.
At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management's objective and strategy for undertaking the hedge. The documentation includes the identification of the nature of the risk being hedged, the economic relationship between the hedged item and the hedging instruments which should not be dominated by credit risk, the hedge ratio consistent with the risk management strategy pursued and how the Company will assess the effectiveness of the hedging relationship on an ongoing basis.
Management evaluates hedge effectiveness at inception of the hedge instrument and quarterly thereafter generally based on a managed hedge ratio of 1 for 1. Hedge effectiveness is measured prospectively as the extent to which changes in the fair value or cash flows of the derivative offsets the changes in the fair value or cash flows of the underlying hedged instrument or risk when there is a significant mismatch between the terms of the hedging instrument and the hedged item. Any meaningful imbalance is considered ineffectiveness in the hedge and accounted for accordingly in the consolidated statements of earnings.
3. Summary of material accounting policies (continued)
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING TRANSACTIONS (CONTINUED)
Hedges of net investments in foreign operations
The Company may use cross-currency swaps and foreign currency denominated long-term debt to hedge portions of the Company’s net investments in its U.S. and European operations. Foreign exchange translation gains or losses on the net investments and the effective portions of gains or losses on instruments hedging the net investments are recorded in other comprehensive income. Gains or losses relating to the ineffective portion are recognized in consolidated statements of earnings. When the hedged net investment is disposed of, the relevant amount in other comprehensive income is transferred to earnings as part of the gain or loss on disposal.
Cash flow hedges of future revenue and long-term debt
The majority of the Company’s revenue and costs are denominated in a currency other than the Canadian dollar. The risk of foreign exchange fluctuations impacting the results is substantially mitigated by matching the Company’s costs with revenue denominated in the same currency. In certain cases where there is a substantial imbalance for a specific currency, the Company enters into foreign currency forward contracts to hedge the variability in the foreign currency exchange rates.
The Company also uses interest rate and cross-currency swaps to hedge either the cash flow exposure or the foreign exchange exposure of the long-term debt.
The effective portion of the change in fair value of the derivative financial instruments is recognized in other comprehensive income and the ineffective portion, if any, in the consolidated statements of earnings. The effective portion of the change in fair value of the derivatives is reclassified out of other comprehensive income into the consolidated statements of earnings when the hedged item is recognized in the consolidated statements of earnings.
Cost of hedging
The Company has elected to account for forward element and foreign currency basis spread of forward contracts and cross-currency swaps as costs of hedging. In such cases, the deferred costs (gains) of hedging, net of applicable income taxes, are recognized as a separate component of the accumulated other comprehensive income and reclassified in the consolidated statements of earnings when the hedged item is derecognized.
EMPLOYEE BENEFITS
The Company operates both defined benefit and defined contribution post-employment benefit plans.
The cost of defined contribution plans is charged to the consolidated statements of earnings on the basis of contributions payable by the Company during the year.
For defined benefit plans, the defined benefit obligations are calculated by independent actuaries using the projected unit credit method. The retirement benefits obligations in the consolidated balance sheets represent the present value of the defined benefit obligations as reduced by the fair value of plan assets on a plan by plan basis. The retirement benefits assets are recognized to the extent that the Company can benefit from refunds or a reduction in future contributions. Retirement benefits plans that are funded by the payment of insurance premiums are treated as defined contribution plans unless the Company has an obligation either to pay the benefits directly when they fall due or to pay further amounts if assets accumulated with the insurer do not cover all future employee benefits. In such circumstances, the plan is treated as a defined benefit plan.
Insurance policies are treated as plan assets of a defined benefit plan if the proceeds of the policy:
-     Can only be used to fund employee benefits;
-    Are not available to the Company’s creditors; and
-    Either cannot be paid to the Company unless the proceeds represent surplus assets not needed to meet all the benefit obligations or are a reimbursement for benefits already paid by the Company.
Insurance policies that do not meet the above criteria are treated as non-current investments and are held at fair value as long-term financial assets in the consolidated balance sheets.
3.     Summary of material accounting policies (continued)
EMPLOYEE BENEFITS (CONTINUED)
The actuarial valuations used to determine the cost of defined benefit pension plans and their present value involve making assumptions such as discount rates, future salary and pension increases, inflation rates and mortality. Any changes in assumptions will impact the carrying amount of pension obligations. In determining the appropriate discount rate, management considers the interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension liability.
The current service cost is recognized in the consolidated statements of earnings under costs of services, selling and administrative. The net interest cost calculated by applying the discount rate to the net defined benefit liabilities or assets is recognized as net finance cost or income. When the benefits of a plan are changed or when a plan is curtailed, the resulting change in benefits that relates to past services or the gains or losses on curtailment is recognized immediately in the consolidated statements of earnings. The gains or losses on the settlement of a defined benefit plan are recognized when the settlement occurs.
Remeasurements on defined benefit plans include actuarial gains and losses, changes in the effect of the asset ceiling and the return on plan assets, excluding the amount included in net interest on the net defined liabilities or assets. Remeasurements are charged or credited to other comprehensive income in the period in which they arise.
ADOPTION OF ACCOUNTING STANDARD
The following standard amendments have been adopted by the Company on October 1, 2023:
Definition of Accounting Estimates – Amendments to IAS 8
In February 2021, the International Accounting Standards Board (IASB) amended IAS 8 Accounting Policies, Changes in Accounting estimates and Errors to introduce a definition of accounting estimates and to help entities distinguish changes in accounting policies from changes in accounting estimates. This distinction is important because changes in accounting policies must be applied retrospectively while changes in accounting estimates are accounted for prospectively.
Deferred Tax related to Assets and Liabilities arising from a Single Transaction – Amendments to IAS 12
In May 2021, the IASB amended IAS 12 Income Taxes, to narrow the scope of the initial recognition exemption so that it does not apply to transactions that give rise to equal and offsetting temporary differences.
The implementation of these standard amendments resulted in no impact on the Company's consolidated financial statements.
International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12
On May 23, 2023, the IASB amended IAS 12 Income Taxes, to address the Pillar Two model rules for domestic implementation of a 15% global minimum tax. The standard amendments introduced a temporary recognition exception in relation to accounting and disclosure for deferred taxes arising from the implementation of the international tax reform, which was applied as of that date.
Since March 31, 2024, the Company is subject to additional disclosure requirements on current tax expense related to Pillar Two income taxes, as well as qualitative and quantitative information about the exposure to Pillar Two income taxes. The Company has performed an assessment of its potential exposure to Pillar Two income taxes based on the most recent country-by-country reporting and financial statements for its constituent entities.
The Pillar Two Model Rules – Amendments to IAS 12 had no significant impact on the Company’s consolidated financial statements.
3.Summary of material accounting policies (continued)
FUTURE ACCOUNTING STANDARD CHANGES
The following standard amendments are effective as of October 1, 2024:
Classification of Liabilities as Current or Non-current and Information about long-term debt with covenants –Amendments to IAS 1
In January 2020, the IASB amended IAS 1 Presentation of Financial Statements, clarifying that the classification of liabilities as current or non-current is based on existing rights at the end of the reporting period, independent of whether the Company will exercise its right to defer settlement of a liability. Subsequently, in October 2022, the IASB introduced additional amendments to IAS 1, emphasizing that covenants for long-term debt, regardless whether the covenants were compliant after the reporting date, should not affect debt classification; instead, companies are required to disclose information about these covenants in the notes accompanying their financial statements.
Supplier Finance Arrangements - Amendments to IAS 7 and IFRS 7
In May 2023, the IASB amended IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures to introduce new disclosure requirements to enhance the transparency on supplier finance arrangements and their impact on the Company’s liabilities, cash flows and liquidity exposure. The new disclosure requirements will include information such as terms and conditions, the carrying amount of liabilities, the range of payment due dates, non-cash changes and liquidity risk information around supplier finance arrangements.
The implementation of these standard amendments will result in no impact on the Company's consolidated financial statements.
The following standard amendments have been issued and will be effective as of October 1, 2026 for the Company, with earlier application permitted. The Company will evaluate the impact of these standard amendments on its consolidated financial statements.
Classification and measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7
In May 2024, the IASB issued Amendments to the Classification and Measurement of Financial Instruments, which amend IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures. The standard amendments clarify that a financial liability is derecognized on the settlement date, specifically when the related obligation is discharged or cancelled or expires or the liability otherwise qualified for derecognition. Furthermore, they clarify the treatment of non-recourse assets and contractually linked instruments and they introduce additional disclosures for financial assets and liabilities with contractual terms that reference a contingent event, and equity instruments classified at fair value through other comprehensive income. The new requirements will be applied retrospectively. An entity is required to disclose information about financial assets that change their measurement category due to the standard amendments.
The following standard has been issued by the IASB and will be effective as of October 1, 2027 for the Company, with earlier application permitted. The Company will evaluate the impact of this standard on its consolidated financial statements.
IFRS 18 - Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18 Presentation and Disclosure in Financial Statements which is set to replace IAS 1 Presentation of Financial Statements. The new IFRS accounting standard is aimed to improve comparability and transparency of communication in financial statements. While a number of sections from IAS 1 have been brought forward to IFRS 18, the standard introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. It also requires disclosure of management-defined financial performance measures used in public communications outside financial statements and includes new requirements for aggregation and disaggregation of financial information based on the identified roles of the primary financial statements and the notes. Retrospective application is required in both annual and interim financial statements.